Note 10 - Finance Income and Expense (Details Textual) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Statement Line Items [Line Items]
Interest paid	$ 5.3
Aevitas convertible preference shares and convertible loan notes from prior periods [member]
Statement Line Items [Line Items]
Interest paid	$ 2.2